Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	Calvert Variable Products, Inc.
Central Index Key	0000743773
Amendment Flag	false
Document Creation Date	Apr. 28, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
Entity Inv Company Type	N-1A